Bank Loan Core Fund
Portfolio of Investments
March 31, 2026 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—72.7%
		Aerospace/Defense—1.3%
$ 2,992,500		Barnes Group, Inc., 2025 Term Loan B–1st Lien, 6.168% (SOFR CME +2.500%), 1/27/2032	$ 2,992,500
4,359,458		TransDigm, Inc., 2023 Term Loan J–1st Lien, 6.168% (SOFR CME +2.500%), 2/28/2031	4,364,951
		TOTAL	7,357,451
		Airlines—1.0%
1,812,821		American Airlines, Inc., 2025 Term Loan–1st Lien, 5.918% (SOFR CME +2.250%), 4/20/2028	1,799,225
2,684,485		American Airlines, Inc., 2025 Term Loan B–1st Lien, 6.418% (SOFR CME +2.750%), 5/28/2032	2,664,687
1,106,114		United Airlines, Inc., 2026 Term Loan B–1st Lien, 5.431% (SOFR CME +1.750%), 2/22/2031	1,105,771
		TOTAL	5,569,683
		Automotive—2.3%
952,576		Adient U.S., LLC, 2024 Term Loan B2–1st Lien, 5.668% (SOFR CME +2.000%), 1/31/2031	952,352
2,715,000		American Axle & Manufacturing, Inc., 2025 Incremental Term Loan C–1st Lien, 7.012% (SOFR CME +3.250%), 2/3/2033	2,708,226
2,166,328		Clarios Global LP, 2024 USD Term Loan B–1st Lien, 6.168% (SOFR CME +2.500%), 5/6/2030	2,162,266
2,487,500		Clarios Global LP, 2025 USD Term Loan B–1st Lien, 6.418% (SOFR CME +2.750%), 1/28/2032	2,484,391
2,976,764		Dexko Global, Inc., 2021 USD Term Loan B–1st Lien, 7.678% (SOFR CME +3.750%), 10/4/2028	2,923,569
2,084,496		IXS Holdings, Inc., 2025 Repriced Term Loan B–1st Lien, 9.167% (SOFR CME +5.500%), 9/5/2029	2,084,715
		TOTAL	13,315,519
		Building Materials—4.7%
4,903,033		Chamberlain Group, Inc., 2025 Term Loan B–1st Lien, 6.418% (SOFR CME +2.750%), 9/8/2032	4,864,054
738,797		Core & Main LP, 2024 Term Loan D–1st Lien, 5.676% (SOFR CME +2.000%), 7/27/2028	740,186
3,233,127		CP Atlas Buyer, Inc., 2025 Term Loan–1st Lien, 8.918% (SOFR CME +5.250%), 7/8/2030	2,990,642
2,709,367		Johnstone Supply LLC, 2026 Term Loan B–1st Lien, 5.918% (SOFR CME +2.250%), 6/9/2031	2,695,400
2,471,344		MI Windows and Doors, LLC, 2024 Term Loan B2–1st Lien, 6.418% (SOFR CME +2.750%), 3/28/2031	2,284,955
3,500,000		Potters Industries, LLC, 2025 Repriced Term Loan B–1st Lien, 6.173% (SOFR CME +2.500%), 12/23/2032	3,502,905
3,370,477		Quikrete Holdings, Inc., 2025 Term Loan B–1st Lien, 5.918% (SOFR CME +2.250%), 2/10/2032	3,368,371
3,470,626		Tecta America Corp., 2025 Repriced Term Loan B–1st Lien, 6.418% (SOFR CME +2.750%), 2/18/2032	3,462,210
3,082,486		White Cap Buyer, LLC, 2024 Term Loan B–1st Lien, 6.918% (SOFR CME +3.250%), 10/19/2029	2,971,917
750,000		White Cap Buyer, LLC, 2026 Incremental Term Loan B–1st Lien, 7.168% (SOFR CME +3.500%), 2/10/2033	715,781
		TOTAL	27,596,421
		Cable Satellite—1.2%
3,059,470		Charter Communications Operating, LLC, 2024 Term Loan B5–1st Lien, 5.911% (SOFR CME +2.250%), 12/15/2031	3,062,728
2,175,193		Sunrise Financing Partnership, Term Loan AAA–1st Lien, 6.099% (SOFR CME +2.470%), 2/15/2032	2,164,774
2,250,000		Virgin Media Bristol, LLC, 2023 USD Term Loan Y–1st Lien, 7.052% (SOFR CME +3.175%), 3/31/2031	2,059,931
		TOTAL	7,287,433
		Chemicals—2.4%
3,005,604		Koppers, Inc., 2024 Repriced Term Loan B–1st Lien, 6.170% (SOFR CME +2.500%), 4/10/2030	3,001,847
1,027,166		Olympus Water U.S. Holding Corp., 2024 USD Term Loan–1st Lien, 6.700% (SOFR CME +3.000%), 6/20/2031	989,680
4,239,375		Olympus Water U.S. Holding Corp., 2025 USD Term Loan B–1st Lien, 6.950% (SOFR CME +3.250%), 11/3/2032	4,097,632
3,925,034		Sparta U.S. HoldCo LLC, 2024 Term Loan B–1st Lien, 6.668% (SOFR CME +3.000%), 8/2/2030	3,927,134
2,084,513		W.R. Grace & Co.-Conn., 2025 Term Loan B–1st Lien, 6.700% (SOFR CME +3.000%), 8/19/2032	2,082,782
		TOTAL	14,099,075
		Consumer Cyclical Services—2.0%
3,056,508		Allied Universal Holdco LLC, 2025 USD Term Loan B–1st Lien, 6.918% (SOFR CME +3.250%), 8/20/2032	3,060,329
3,381,424		Fleet Midco I Ltd., 2024 1st Lien Term Loan B–1st Lien, 6.419% (SOFR CME +2.750%), 2/21/2031	3,389,878
2,662,253		Garda World Security Corp., 2026 Term Loan B–1st Lien, 6.421% (SOFR CME +2.750%), 2/1/2029	2,648,941
325,000	[2]	Pye-Barker Fire & Safety, LLC, 2025 Delayed Draw Term Loan–1st Lien, 1.250% (TBD (unfunded)), 12/16/2032	325,869

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Consumer Cyclical Services—continued
$ 2,175,000		Pye-Barker Fire & Safety, LLC, 2025 Term Loan–1st Lien, 6.168% (SOFR CME +2.500%), 12/16/2032	$ 2,180,818
		TOTAL	11,605,835
		Consumer Products—3.0%
2,500,000		ACP Tara Holdings, Inc., 2025 Term Loan B–1st Lien, 6.950% (SOFR CME +3.250%), 12/15/2032	2,514,575
2,871,771		BCPE Empire Holdings, Inc., 2025 Term Loan B–1st Lien, 6.918% (SOFR CME +3.250%), 12/11/2030	2,833,476
2,394,000		Beach Acquisition Bidco LLC, USD Term Loan B–1st Lien, 6.950% (SOFR CME +3.250%), 9/12/2032	2,402,978
1,451,487		Belron Finance 2019 LLC, 2026 Repriced Term Loan B–1st Lien, 5.660% (SOFR CME +2.000%), 10/16/2031	1,452,757
2,379,105		Champ Acquisition Corp., 2024 Term Loan B–1st Lien, 6.950% (SOFR CME +3.250%), 11/25/2031	2,388,407
3,541,125		Lavender Dutch BorrowerCo B.V., USD Term Loan–1st Lien, 6.950% (SOFR CME +3.250%), 12/30/2032	3,496,861
2,453,713		VC GB Holdings I Corp., 1st Lien Term Loan–1st Lien, 7.461% (SOFR CME +3.500%), 7/21/2028	2,451,480
		TOTAL	17,540,534
		Diversified Manufacturing—1.9%
2,582,063		EMRLD Borrower LP, Term Loan B–1st Lien, 5.923% (SOFR CME +2.250%), 5/31/2030	2,581,740
3,395,740		LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B–1st Lien, 6.668% (SOFR CME +3.000%), 12/2/2031	3,403,380
3,150,000	[2]	Tega MC Australia Holdings Pty Ltd., Term Loan B–1st Lien, TBD, 3/25/2033	3,134,250
1,964,091		Watlow Electric Manufacturing Co., Term Loan B–1st Lien, 6.667% (SOFR CME +3.000%), 3/2/2028	1,968,393
		TOTAL	11,087,763
		Finance Companies—0.9%
3,978,591		NEXUS Buyer, LLC, 2025 Term Loan B–1st Lien, 7.168% (SOFR CME +3.500%), 7/31/2031	3,836,854
1,500,000		Orion U.S. Finco, Inc., 1st Lien Term Loan–1st Lien, 7.150% (SOFR CME +3.500%), 10/8/2032	1,487,812
		TOTAL	5,324,666
		Financial Institutions—1.5%
3,889,800		Alliant Holdings Intermediate, LLC, 2025 Term Loan B–1st Lien, 6.168% (SOFR CME +2.500%), 9/19/2031	3,864,381
2,789,146		Aragorn Parent Corp., 2025 Repriced Term Loan B–1st Lien, 7.168% (SOFR CME +3.500%), 12/15/2028	2,794,375
2,250,000		Gryphon Acquire Newco, LLC, Term Loan B–1st Lien, 6.675% (SOFR CME +3.000%), 9/13/2032	2,254,928
		TOTAL	8,913,684
		Food & Beverage—1.4%
2,000,000		BradyPlus Holdings LLC, 2025 Term Loan B–1st Lien, 7.201% (SOFR CME +3.500%), 12/29/2032	1,972,510
3,494,991		Froneri Lux Finco S.a.r.l., 2025 USD Term Loan B6–1st Lien, 5.877% (SOFR CME +2.250%), 9/30/2032	3,434,073
2,750,000		Treehouse Foods, Inc., 2026 Term Loan B–1st Lien, 7.918% (SOFR CME +4.250%), 2/11/2033	2,740,842
		TOTAL	8,147,425
		Gaming—0.5%
1,271,071		Caesars Entertainment, Inc., 2024 Term Loan B1–1st Lien, 5.918% (SOFR CME +2.250%), 2/6/2031	1,237,706
1,483,144		Caesars Entertainment, Inc., Term Loan B–1st Lien, 5.918% (SOFR CME +2.250%), 2/6/2030	1,444,211
3,722		Jack Ohio Finance, LLC, 2025 Term Loan B–1st Lien, 7.668% (SOFR CME +4.000%), 2/2/2032	3,685
		TOTAL	2,685,602
		Health Care—7.9%
819,170		AHP Health Partners, Inc., 2025 Term Loan B–1st Lien, 5.918% (SOFR CME +2.250%), 9/20/2032	821,320
2,986,244		Bausch & Lomb Corp., 2025 Repriced Term Loan–1st Lien, 7.418% (SOFR CME +3.750%), 1/15/2031	2,996,516
3,241,793		Bella Holding Co. LLC, 2025 Term Loan–1st Lien, 6.668% (SOFR CME +3.000%), 5/10/2028	3,239,507
1,228,202		Concentra Health Services, Inc., 2025 Repriced Term Loan B–1st Lien, 5.668% (SOFR CME +2.000%), 7/26/2031	1,233,962
1,956,297		Cotiviti Corp., 2024 Term Loan–1st Lien, 6.418% (SOFR CME +2.750%), 5/1/2031	1,807,139
792,252		Cotiviti Corp., 2025 2nd Amendment Term Loan–1st Lien, 6.418% (SOFR CME +2.750%), 3/26/2032	731,249
3,750,000		Ensemble RCM, LLC, 2026 Term Loan B–1st Lien, 6.700% (SOFR CME +3.000%), 2/9/2033	3,714,056
2,750,000		ExamWorks BidCo, Inc., 2026 Term Loan B–1st Lien, 6.168% (SOFR CME +2.500%), 2/6/2033	2,750,014
3,300,000	[2]	Hologic, Inc., 2026 USD Term Loan B–1st Lien, TBD, 1/14/2033	3,264,740
1,740,626		Inception Holdco S.a.r.l., 2025 USD Repriced Term Loan–1st Lien, 6.950% (SOFR CME +3.250%), 4/9/2031	1,754,404
2,743,125		Lumexa Imaging, Inc., Term Loan B–1st Lien, 6.700% (SOFR CME +3.000%), 12/17/2032	2,753,851
1,206,973		MH Sub I, LLC, 2023 Term Loan–1st Lien, 7.918% (SOFR CME +4.250%), 5/3/2028	1,041,014
2,386,753		Opal Bidco SAS, USD Term Loan B4–1st Lien, 6.700% (SOFR CME +3.000%), 4/28/2032	2,388,245

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$ 3,043,536		Outcomes Group Holdings, Inc., 2025 Term Loan B–1st Lien, 6.673% (SOFR CME +3.000%), 5/6/2031	$ 3,047,827
3,175,635		Parexel International Corp., 2025 Repriced Term Loan B–1st Lien, 6.418% (SOFR CME +2.750%), 12/12/2031	3,169,014
2,493,687	[2]	Select Medical Corp., 2024 Term Loan B–1st Lien, TBD, 12/3/2031	2,481,218
2,965,066		Sharp Services LLC, 2025 Term Loan B–1st Lien, 6.700% (SOFR CME +3.000%), 9/29/2032	2,969,706
2,233,124		Waystar Technologies, Inc., 2025 Term Loan B–1st Lien, 5.668% (SOFR CME +2.000%), 10/22/2029	2,230,333
3,478,159		WCG Intermediate Corp., 2026 Term Loan B–1st Lien, 6.418% (SOFR CME +2.750%), 2/25/2032	3,399,901
		TOTAL	45,794,016
		Industrial - Other—4.6%
3,096,310		CD&R Hydra Buyer, Inc., 2024 Term Loan B–1st Lien, 7.768% (SOFR CME +4.000%), 3/25/2031	3,099,855
3,360,646		Dynamo Newco II GmbH, 2025 USD Term Loan B–1st Lien, 6.921% (SOFR CME +3.250%), 9/30/2031	2,948,967
2,208,154		Filtration Group Corp., 2025 USD Term Loan–1st Lien, 6.168% (SOFR CME +2.500%), 10/21/2028	2,211,599
4,212,984		Fluid-Flow Products, Inc., 2026 Term Loan B–1st Lien, 6.918% (SOFR CME +3.250%), 3/4/2033	4,218,250
1,724,889		LSF12 Helix Parent LLC, USD Term Loan B–1st Lien, 7.168% (SOFR CME +3.500%), 2/10/2033	1,704,190
2,395,095		Madison IAQ, LLC, Term Loan–1st Lien, 6.128% (SOFR CME +2.500%), 6/21/2028	2,397,275
1,917,165		Madison Safety & Flow, LLC, 2025 1st Lien Term Loan B–1st Lien, 6.176% (SOFR CME +2.500%), 9/26/2031	1,920,367
2,244,375		Pro Mach Group, Inc., 2025 1st Lien Term Loan B–1st Lien, 6.418% (SOFR CME +2.750%), 10/15/2032	2,243,084
3,127,960		Roper Industrial Products Investment Co. LLC, 2026 USD Term Loan B–1st Lien, 6.200% (SOFR CME +2.500%), 11/22/2029	3,131,651
1,980,075		TK Elevator Midco GmbH, 2025 USD Term Loan B–1st Lien, 6.377% (SOFR CME +2.750%), 4/30/2030	1,986,540
750,000	[2]	TK Elevator Midco GmbH, 2026 USD Term Loan B–1st Lien, TBD, 4/30/2030	752,033
		TOTAL	26,613,811
		Insurance - P&C—7.7%
3,940,698		Acrisure, LLC, 2024 1st Lien Term Loan B6–1st Lien, 6.668% (SOFR CME +3.000%), 11/6/2030	3,825,433
1,948,191		AmWINS Group, Inc., 2026 Term Loan B–1st Lien, 5.668% (SOFR CME +2.000%), 1/30/2032	1,937,496
3,000,000		Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B–1st Lien, 6.168% (SOFR CME +2.500%), 12/29/2031	2,960,895
4,398,042		Ardonagh Midco 3 PLC, 2024 USD Term Loan B–1st Lien, 6.370%–6.450% (SOFR CME +2.750%), 2/15/2031	4,301,857
3,456,381		Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2–1st Lien, 6.178% (SOFR CME +2.500%), 5/26/2031	3,405,987
4,655,234		Broadstreet Partners, Inc., 2024 Term Loan B4–1st Lien, 6.168% (SOFR CME +2.500%), 6/13/2031	4,548,466
3,921,645		HUB International Ltd., 2025 Term Loan B–1st Lien, 5.920% (SOFR CME +2.250%), 6/20/2030	3,917,311
4,086,826		Jones DesLauriers Insurance Management, Inc., 2026 Repriced Term Loan B–1st Lien, 6.664% (SOFR CME +3.000%), 2/2/2033	3,983,389
3,827,539		Ryan Specialty Group, LLC, 2024 USD Term Loan B–1st Lien, 5.668% (SOFR CME +2.000%), 9/15/2031	3,827,539
4,161,599		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 6.168% (SOFR CME +2.500%), 7/31/2031	4,091,746
3,766,936		Truist Insurance Holdings, LLC, 2024 Term Loan B–1st Lien, 6.450% (SOFR CME +2.750%), 5/6/2031	3,723,390
526,316		Truist Insurance Holdings, LLC, 2nd Lien Term Loan–2nd Lien, 8.450% (SOFR CME +4.750%), 5/6/2032	523,026
3,609,035		USI, Inc., 2024 Term Loan D–1st Lien, 5.950% (SOFR CME +2.250%), 11/21/2029	3,605,282
		TOTAL	44,651,817
		Leisure—0.4%
2,335,089		SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3–1st Lien, 5.668% (SOFR CME +2.000%), 12/4/2031	2,308,819
		Media Entertainment—1.5%
2,556,531		Emerald X, Inc., 2025 Term Loan B1–1st Lien, 6.918% (SOFR CME +3.250%), 1/30/2032	2,565,057
1,467,020		Magnite, Inc., 2025 Repriced Term Loan B–1st Lien, 6.668% (SOFR CME +3.000%), 2/6/2031	1,456,018
1,000,000		Outfront Media Capital, LLC, 2025 Term Loan B–1st Lien, 5.681% (SOFR CME +2.000%), 9/24/2032	1,003,440
2,567,813		Univision Communications, Inc., 2022 First Lien Term Loan B–1st Lien, 7.950% (SOFR CME +4.250%), 6/24/2029	2,562,998
1,431,825		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 7.032% (SOFR CME +3.250%), 1/31/2029	1,417,506
		TOTAL	9,005,019
		Metals & Mining—0.7%
3,996,652		Grinding Media, Inc., 2024 Term Loan B–1st Lien, 7.173% (SOFR CME +3.500%), 10/12/2028	4,004,146
		Midstream—1.9%
2,193,250		Blackfin Pipeline, LLC, Term Loan B–1st Lien, 6.668% (SOFR CME +3.000%), 9/29/2032	2,207,989
2,703,530		M6 ETX Holdings II Midco, LLC, 2025 1st Lien Term Loan B–1st Lien, 6.168% (SOFR CME +2.500%), 4/1/2032	2,716,628

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Midstream—continued
$ 2,250,000		Meade Pipeline Co., LLC, Term Loan B–1st Lien, 5.687% (SOFR CME +2.000%), 9/22/2032	$ 2,253,746
1,875,000		NGL Energy Partners LP, 2026 Term Loan B–1st Lien, 7.176% (SOFR CME +3.500%), 3/11/2033	1,879,397
1,900,000		Pelican Pipeline LLC, Term Loan B–1st Lien, 8.500% (PRIME +1.750%), 3/25/2033	1,903,563
		TOTAL	10,961,323
		Packaging—1.0%
2,952,713		Charter NEX U.S., Inc., 2025 Repriced Term Loan B–1st Lien, 6.171% (SOFR CME +2.500%), 11/29/2030	2,938,776
3,451		Clydesdale Acquisition Holdings, Inc., 2025 Delayed Draw Term Loan–1st Lien, 6.918% (SOFR CME +3.250%), 4/1/2032	3,232
243,972		Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B–1st Lien, 6.918% (SOFR CME +3.250%), 4/1/2032	228,511
2,809,723		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 6.843% (SOFR CME +3.175%), 4/13/2029	2,687,430
		TOTAL	5,857,949
		Pharmaceuticals—2.9%
2,887,994		Amneal Pharmaceuticals LLC, 2026 Term Loan–1st Lien, 6.668% (SOFR CME +3.000%), 8/1/2032	2,901,235
2,483,738		Bausch Health Cos., Inc., 2025 Term Loan B–1st Lien, 9.918% (SOFR CME +6.250%), 10/8/2030	2,403,699
2,486,250		Genmab AS, Term Loan B–1st Lien, 6.700% (SOFR CME +3.000%), 12/13/2032	2,498,482
758,658		Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B–1st Lien, 5.768% (SOFR CME +2.000%), 11/15/2027	758,814
5,419,254		Organon & Co., 2024 USD Term Loan–1st Lien, 5.918% (SOFR CME +2.250%), 5/19/2031	5,176,743
3,000,000		Resilience Parent LLC, 1st Lien Term Loan–1st Lien, 6.100% (SOFR CME +2.500%), 2/28/2033	2,988,285
		TOTAL	16,727,258
		Restaurant—0.7%
1,557,986		1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6–1st Lien, 5.418% (SOFR CME +1.750%), 9/20/2030	1,556,435
2,250,662		IRB Holding Corp., 2025 Term Loan B–1st Lien, 6.176% (SOFR CME +2.500%), 12/16/2030	2,247,849
		TOTAL	3,804,284
		Retailers—1.0%
3,599,823		CNT Holdings I Corp., 2025 Term Loan–1st Lien, 6.167% (SOFR CME +2.500%), 11/8/2032	3,602,343
2,400,000		Men’s Wearhouse, Inc., 2026 Term Loan B–1st Lien, 9.414% (SOFR CME +5.750%), 1/28/2031	2,402,256
		TOTAL	6,004,599
		Services—0.4%
2,476,115		VT Topco, Inc., 2024 1st Lien Term Loan B–1st Lien, 6.668% (SOFR CME +3.000%), 8/9/2030	2,409,260
		Technology—17.9%
500,000		Altar Bidco, Inc., 2021 2nd Lien Term Loan–2nd Lien, 9.108% (SOFR CME +5.600%), 2/1/2030	475,000
2,007,907		Altar Bidco, Inc., 2021 Term Loan–1st Lien, 6.608% (SOFR CME +3.100%), 2/1/2029	1,999,123
3,564,595		Applied Systems, Inc., 2024 1st Lien Term Loan–1st Lien, 5.950% (SOFR CME +2.250%), 2/24/2031	3,500,468
3,536,474		Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, 6.418% (SOFR CME +2.750%), 2/15/2029	3,476,796
2,481,276		Avalara, Inc., 2025 Term Loan–1st Lien, 6.450% (SOFR CME +2.750%), 3/26/2032	2,428,549
800,000		Boxer Parent Co., Inc., 2024 2nd Lien Term Loan–2nd Lien, 9.417% (SOFR CME +5.750%), 7/30/2032	674,004
2,663,623		Boxer Parent Co., Inc., 2025 USD Term Loan B–1st Lien, 6.673% (SOFR CME +3.000%), 7/30/2031	2,476,890
2,600,000		Camelot U.S. Acquisition, LLC, 2025 Incremental Term Loan B–1st Lien, 6.918% (SOFR CME +3.250%), 1/31/2031	2,268,500
737,519		Cloud Software Group, Inc., 2025 Term Loan B (2031)–1st Lien, 6.950% (SOFR CME +3.250%), 3/21/2031	677,780
3,154,742		Cloud Software Group, Inc., 2025 Term Loan B (2032)–1st Lien, 6.950% (SOFR CME +3.250%), 8/13/2032	2,895,596
2,644,916		Cloudera, Inc., 2021 Term Loan–1st Lien, 7.518% (SOFR CME +3.750%), 10/8/2028	2,368,853
1,902,224		CoreLogic, Inc., Term Loan–1st Lien, 7.282% (SOFR CME +3.500%), 6/2/2028	1,823,767
2,869,203		Cvent, Inc., 2025 Term Loan B–1st Lien, 6.450% (SOFR CME +2.750%), 6/17/2030	2,735,068
3,700,000		Dayforce, Inc., 2026 Term Loan–1st Lien, 6.663% (SOFR CME +3.000%), 2/4/2033	3,509,857
2,243,750		Disco Parent, Inc., 2025 Term Loan B–1st Lien, 6.673% (SOFR CME +3.000%), 8/6/2032	2,207,289
3,017,845		Dragon Buyer, Inc., Term Loan B–1st Lien, 6.450% (SOFR CME +2.750%), 9/30/2031	2,882,057
4,750,000	[2]	Electronic Arts, Inc., USD Term Loan B–1st Lien, TBD, 3/24/2033	4,726,250
2,227,500		Ellucian Holdings, Inc., 2024 1st Lien Term Loan B–1st Lien, 6.168% (SOFR CME +2.500%), 10/8/2029	2,169,953
600,000		Ellucian Holdings, Inc., 2024 2nd Lien Term Loan–2nd Lien, 8.418% (SOFR CME +4.750%), 11/22/2032	576,375
4,038,625		Epicor Software Corp., 2024 Term Loan F–1st Lien, 6.168% (SOFR CME +2.500%), 5/30/2031	3,967,202
3,468,816		Fortress Intermediate 3, Inc., 2025 Term Loan B–1st Lien, 6.669% (SOFR CME +3.000%), 6/27/2031	3,447,136

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 3,750,456		Genesys Cloud Services Holdings II, LLC, 2025 USD Term Loan B–1st Lien, 6.168% (SOFR CME +2.500%), 1/30/2032	$ 3,595,750
1,623,126		Imagine Learning, LLC, Term Loan–1st Lien, 7.168% (SOFR CME +3.500%), 12/21/2029	1,509,515
1,993,741		Instructure Holdings, Inc., 2025 Repriced Term Loan–1st Lien, 6.437% (SOFR CME +2.750%), 11/13/2031	1,917,729
1,994,975		iSolved, Inc., 2025 Term Loan–1st Lien, 6.418% (SOFR CME +2.750%), 10/15/2030	1,905,829
1,895,250		KnowBe4, Inc., 2025 Term Loan–1st Lien, 7.417% (SOFR CME +3.750%), 7/23/2032	1,699,404
3,710,764		Marcel LUX IV S.a.r.l., 2025 USD Repriced Term Loan–1st Lien, 6.410% (SOFR CME +2.750%), 11/12/2030	3,678,295
4,170,761		McAfee, LLC, 2024 USD 1st Lien Term Loan B–1st Lien, 6.668% (SOFR CME +3.000%), 3/1/2029	3,738,044
2,226,305		Mitchell International, Inc., 2026 Term Loan–1st Lien, 6.668% (SOFR CME +3.000%), 6/17/2031	2,130,407
3,708,640		Modena Buyer, LLC, Term Loan–1st Lien, 7.917% (SOFR CME +4.250%), 7/1/2031	3,341,373
1,428,771		NCR Atleos LLC, 2025 Term Loan B–1st Lien, 6.686% (SOFR CME +3.000%), 4/16/2029	1,429,664
2,750,000		Ping Identity Corp., 2025 Term Loan–1st Lien, 6.422% (SOFR CME +2.750%), 11/15/2032	2,719,062
2,993,722		Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B–1st Lien, 6.950% (SOFR CME +3.250%), 10/26/2030	2,282,040
1,300,000		Project Alpha Intermediate Holding, Inc., 2025 2nd Lien Incremental Term Loan–2nd Lien, 8.700% (SOFR CME +5.000%), 5/9/2033	797,550
1,104,851		Proofpoint, Inc., 2025 Repriced Term Loan–1st Lien, 6.700% (SOFR CME +3.000%), 8/31/2028	1,071,247
1,101,317		Quartz Acquireco, LLC, 2025 Term Loan B–1st Lien, 5.950% (SOFR CME +2.250%), 6/28/2030	922,353
1,500,000		Relativity ODA LLC, 2026 Term Loan B–1st Lien, 6.418% (SOFR CME +2.750%), 1/30/2033	1,485,938
3,174,841		Rocket Software, Inc., 2023 USD Term Loan B–1st Lien, 7.418% (SOFR CME +3.750%), 11/28/2028	3,052,483
3,461,018		Skopima Merger Sub, Inc., 2024 Repriced Term Loan–1st Lien, 7.418% (SOFR CME +3.750%), 5/12/2028	2,724,461
1,466,338		SS&C Technologies, Inc., 2024 Term Loan B8–1st Lien, 5.668% (SOFR CME +2.000%), 5/9/2031	1,463,310
1,995,000	[2]	Tuple U.S. Bidco LLC, Term Loan B–1st Lien, TBD, 1/28/2033	1,940,138
3,290,118		UKG, Inc., 2024 Term Loan B–1st Lien, 6.167% (SOFR CME +2.500%), 2/10/2031	3,148,445
2,619,392		VS Buyer, LLC, 2025 Term Loan B–1st Lien, 5.917% (SOFR CME +2.250%), 4/12/2031	2,564,817
1,295,197		World Wide Technology Holding Co. LLC, 2025 Repriced Term Loan B–1st Lien, 5.668% (SOFR CME +2.000%), 3/1/2030	1,293,177
2,236,880		XPLOR T1 LLC, 2025 Term Loan–1st Lien, 7.167% (SOFR CME +3.500%), 12/1/2032	2,085,890
		TOTAL	103,783,434
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $428,686,973)	422,456,826
		CORPORATE BONDS—6.9%
		Airlines—0.0%
83,333		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	83,448
		Automotive—0.6%
600,000		Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	622,745
250,000		Cyprium Corp. / Cyprium Holdings, Sr. Unsecd. Note, 144A, 6.125%, 4/15/2031	247,079
600,000		Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	536,237
2,000,000		IHO Verwaltungs GmbH, Sr. Secd. Note, 144A, 6.375%, 5/15/2029	2,000,546
		TOTAL	3,406,607
		Building Materials—0.2%
650,000		MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	562,112
425,000		White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	412,568
		TOTAL	974,680
		Cable Satellite—0.3%
650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.375%, 3/1/2031	662,070
1,125,000		Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2032	1,118,655
		TOTAL	1,780,725
		Chemicals—0.4%
1,725,000		Celanese US Holdings LLC, Sr. Unsecd. Note, 7.000%, 2/15/2031	1,772,540
250,000		WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	230,171
		TOTAL	2,002,711
		Consumer Cyclical Services—0.2%
1,350,000		Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,286,313

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—0.1%
$ 425,000	Whirlpool Corp., Sr. Unsecd. Note, 6.125%, 6/15/2030	$ 415,304
	Diversified Manufacturing—0.4%
1,250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 5.250%, 4/15/2031	1,245,663
1,250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	1,273,949
	TOTAL	2,519,612
	Finance Companies—0.3%
750,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	715,791
450,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	454,431
825,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2031	752,009
	TOTAL	1,922,231
	Gaming—0.2%
900,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	899,343
200,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	199,613
	TOTAL	1,098,956
	Health Care—0.3%
1,600,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,583,542
	Independent Energy—0.2%
750,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	749,714
500,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	506,930
	TOTAL	1,256,644
	Industrial - Other—0.2%
1,125,000	Madison IAQ LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	1,104,002
	Insurance - P&C—0.4%
300,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	290,506
1,000,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	999,853
1,200,000	Ardonagh Finco Ltd., Sr. Secd. Note, 144A, 7.750%, 2/15/2031	1,214,949
	TOTAL	2,505,308
	Metals & Mining—0.1%
500,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	500,293
	Midstream—0.6%
775,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	801,059
750,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	713,566
525,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	528,678
500,000	NGL Energy operating LLC / Financing Corp., Secured Note, 144A, 8.125%, 2/15/2029	515,402
1,000,000	Venture Global Plaquemines LNG LLC, Secured Note, 144A, 6.125%, 12/15/2030	1,028,976
	TOTAL	3,587,681
	Oil Field Services—0.2%
1,325,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	1,356,490
	Packaging—0.2%
300,000	Ardagh Group S.A., Secured Note, 144A, 9.500%, 12/1/2030	314,794
887,000	Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	928,736
	TOTAL	1,243,530
	Paper—0.3%
2,000,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	1,732,250
	Pharmaceuticals—0.3%
1,750,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	1,715,157
	Retailers—0.3%
1,100,000	Academy Ltd., Sr. Secd. Note, 144A, 6.000%, 11/15/2027	1,104,151
75,000	Mens Wearhouse, Inc., Secured Note, 144A, 9.000%, 2/1/2031	77,023

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$ 275,000		William Carter Co., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2031	$ 280,832
		TOTAL	1,462,006
		Technology—1.1%
275,000		APLD Computeco LLC, 144A, 6.750%, 3/15/2031	273,168
975,000		APLD Computeco LLC, Sr. Secd. Note, 144A, 9.250%, 12/15/2030	1,005,422
225,000		Black Pearl Compute LLC, Secured Note, 144A, 6.125%, 2/15/2031	229,286
675,000		Cipher Compute LLC, 144A, 7.125%, 11/15/2030	700,163
1,000,000		Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	868,911
1,000,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	991,466
950,000		Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	949,566
300,000		SV RNO Property Owner 1 LLC, Secured Note, 144A, 5.875%, 3/1/2031	296,726
525,000		VOLTAGRID LLC, 144A, 7.375%, 11/1/2030	542,466
675,000		WULF Compute LLC, Secured Note, 144A, 7.750%, 10/15/2030	713,688
		TOTAL	6,570,862
		TOTAL CORPORATE BONDS (IDENTIFIED COST $40,232,448)	40,108,352
		COMMON STOCKS—0.1%
		Aerospace/Defense—0.0%
46,202	[3]	Constellis Holdings LLC	2,541
		Health Care—0.1%
180,104	[3]	Carestream Health, Inc.	172,630
		Technology—0.0%
3,611	[3]	Mitel Networks (International) Ltd.	993
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,889,651)	176,164
		ASSET-BACKED SECURITIES—0.0%
		Automotive—0.0%
$ 100,029	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 4.922% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	100,156
10,047		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	10,057
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $110,074)	110,213
		EXCHANGE-TRADED FUNDS—7.4%
1,060,845		Invesco Senior Loan ETF	21,651,846
535,650		State Street Blackstone Senior Loan ETF	21,500,991
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $44,604,348)	43,152,837
		INVESTMENT COMPANY—6.1%
35,453,402		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[4] (IDENTIFIED COST $35,453,402)	35,453,402
		TOTAL INVESTMENT IN SECURITIES—93.2% (IDENTIFIED COST $552,976,896)	541,457,794
		OTHER ASSETS AND LIABILITIES - NET—6.8%[5]	39,664,658
		NET ASSETS—100%	$581,122,452

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 6/30/2025	$24,189,278
Purchases at Cost	$344,791,598
Proceeds from Sales	$(333,527,474)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2026	$35,453,402
Shares Held as of 3/31/2026	35,453,402
Dividend Income	$1,289,594

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at March 31, 2026 where the rate will be determined at time of settlement.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities
Note: The categories of investments are shown as a percentage of net assets at March 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$422,456,826	$—	$422,456,826
Corporate Bonds	—	40,108,352	—	40,108,352
Asset-Backed Securities	—	110,213	—	110,213
Exchange-Traded Funds	43,152,837	—	—	43,152,837
Equity Securities:
Common Stocks
Domestic	—	176,164	—	176,164
Investment Company	35,453,402	—	—	35,453,402
TOTAL SECURITIES	$78,606,239	$462,851,555	$—	$541,457,794

The following acronym(s) are used throughout this portfolio:
CP	—Commercial Paper
ETF	—Exchange-Traded Fund
PRIME	—Prime Rate
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined
USD	—United States Dollar